INVESTMENTS, Investment at Fair Value through Profit or Loss, Summary (Details) S/ in Thousands, Bs. in Millions		12 Months Ended
		Dec. 31, 2021 PEN (S/) Certificate shares	Dec. 31, 2020 PEN (S/) Certificate	Dec. 31, 2021 USD ($) Certificate	Dec. 31, 2021 BOB (Bs.) Certificate	Dec. 31, 2020 USD ($) Certificate	Dec. 31, 2020 BOB (Bs.) Certificate
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 5,928,497	S/ 6,467,471
Finance lease bonds		94,400
Participation in Royalty Pharma plc [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 137,200		$ 37,900,000
Investment in number of shares (in shares) | shares		757,692
Participation in BNP Paribas Insticash Short Term VNAV Classic Cap [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 279,300		$ 1
Participation in Credicorp Capital Asset Management S.A. Administradora General de Fondos [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 280,900
US Dollars [Member] | Minimum [Member]
Investment at fair value [Abstract]
Annual effective interest rate		0.71%		0.71%	0.71%
US Dollars [Member] | Maximum [Member]
Investment at fair value [Abstract]
Annual effective interest rate		4.50%		4.50%	4.50%
US Dollars [Member] | Participation in RAL Fund [Member]
Investment at fair value [Abstract]
Estimated fair value		S/ 120,800	105,600	$ 30,300,000		$ 29,200,000
Bolivianos [Member] | Participation in RAL Fund [Member]
Investment at fair value [Abstract]
Estimated fair value		202,300	173,200		Bs. 346.1		Bs. 325.1
Certificates of Deposit BCRP [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[1]	S/ 1,111,142	S/ 1,872,875
Number of instruments or interests issued or issuable | Certificate		2,789	5,174	2,789	2,789	5,174	5,174
Certificates of deposits		S/ 1,111,100	S/ 1,872,900	$ 278,700,000		$ 517,230,000
Certificates of Deposit BCRP [Member] | Minimum [Member]
Investment at fair value [Abstract]
Annual effective interest rate		0.67%	0.25%	0.67%	0.67%	0.25%	0.25%
Maturity date of instruments		Oct. 31, 2021	Jan. 31, 2021
Certificates of Deposit BCRP [Member] | Maximum [Member]
Investment at fair value [Abstract]
Annual effective interest rate		0.70%	0.28%	0.70%	0.70%	0.28%	0.28%
Maturity date of instruments		Nov. 30, 2021	Mar. 31, 2021
Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[2]	S/ 1,574,233	S/ 979,296
Mutual Funds [Member] | Luxembourg [Member]
Investment at fair value [Abstract]
Percentage of mutual fund		70.50%	30.90%	70.50%	70.50%	30.90%	30.90%
Mutual Funds [Member] | Bolivia [Member]
Investment at fair value [Abstract]
Percentage of mutual fund		21.50%	29.50%	21.50%	21.50%	29.50%	29.50%
Mutual Funds [Member] | Ireland [Member]
Investment at fair value [Abstract]
Percentage of mutual fund		3.80%	28.80%	3.80%	3.80%	28.80%	28.80%
Mutual Funds [Member] | Other Countries [Member]
Investment at fair value [Abstract]
Percentage of mutual fund		4.20%	10.80%	4.20%	4.20%	10.80%	10.80%
Investment Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[3]	S/ 531,847	S/ 362,493
Investment Funds [Member] | Peru [Member]
Investment at fair value [Abstract]
Annual effective interest rate		40.60%	40.00%	40.60%	40.60%	40.00%	40.00%
Investment Funds [Member] | United States [Member]
Investment at fair value [Abstract]
Annual effective interest rate		55.60%	25.60%	55.60%	55.60%	25.60%	25.60%
Investment Funds [Member] | Participation in Tishman Speyer Properties LP [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 39,300
Investment Funds [Member] | Participation in Compass Group Safi [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		38,400
Investment Funds [Member] | Participation in Carlyle Peru Fund L.P. [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		31,500
Investment Funds [Member] | Participation in BD Capital Safi S.A.C [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 22,200

[1]	As of December 31, 2021, the balance corresponds to 2,789 certificates of deposit for US$278.7 million, equivalent to S/1,111.1 million, whose interest rates are from 0.67 percent to 0.70 percent, and with maturity from October to November 2021 (5,174 certificates of deposit for US$517.23 million, equivalent to S/1,872.9 million, accruing interest at an effective annual rate from 0.25 percent to 0.28 percent, and with maturity from January to March 2021, as of December 31, 2020). The variation corresponds to the maturity of the instruments.
[2]	As of December 31, 2021, the balance corresponds to mutual funds from Luxembourg, Bolivia, Ireland and other countries, which represent 70.5 percent, 21.5 percent, 3.8 percent and 4.2 percent of the total, respectively, (from Peru, Luxembourg, Bolivia and other countries, which represent 30.9 percent, 29.5 percent, 28.8 percent and 10.8 percent of the total, respectively, as of December 31, 2020). The increase in the balance corresponds mainly to (i) the purchase of participations in the fund “BNP Paribas Insticash US$1D Short Term VNAV Classic Cap”, whose balance as of December, 31 2021 was S/279.3 million, and (ii) the purchase of new participations mainly in funds managed by Credicorp Capital Asset Management S.A. Administradora General de Fondos, whose balance as of December 31, 2021 was S/280.9 million.
[3]	As of December 31, 2021, the balance corresponds mainly to investment funds in Peru and the United States that represent 40.6 percent and 55.6 percent, respectively, among other countries (Peru and the United States that represented 40.0 percent and 25.6 percent, respectively, as of December 31, 2020). The increase in the balance corresponds to the increase in the investment funds Tishman Speyer Properties LP in S/39.3 million, Compass Group SAFI in S/38.4 million, Carlyle Peru Fund L.P. in S/31.5 million, and BD Capital SAFI S.A.C in S/22.2 million, among others.